Payroll and Social Charges (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payroll and Social Charges [Abstract]
Schedule of Payroll and Social Charges	Payroll and social charges are comprised of the following:
	June 30, 2024	December 31, 2023
Social charges in installments	403,417	489,520
Bonus and vacation along with related social charges	785,981	736,138
Salaries and related social charges	468,627	503,400
Others	68,106	58,626
	1,726,131	1,787,684
Breakdown:
Current liabilities	1,315,869	1,297,181
Non-current liabilities	410,262	490,503
	1,726,131	1,787,684
Payroll and social charges are comprised of the following:
	December 31, 2023	December 31, 2022
Social charges in installments	489,520	431,054
Bonus and vacation along with related social charges	736,138	735,770
Salaries and related social charges	503,400	436,364
Others	58,626	50,817
	1,787,684	1,654,005
Breakdown:
Current liabilities	1,297,181	1,198,063
Non-current liabilities	490,503	455,942
	1,787,684	1,654,005